NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS

As at December 31,	2019	2018
Agua De La Falda S.A. (i)	$18.7	$18.7
Estelar Resources Ltd. (ii)	16.0	16.0
	$34.7	$34.7
(i)The Company holds a 56.7% interest in the Agua De La Falda ("ADLF") project along with Corporación Nacional del Cobre de Chile ("Codelco"). The ADLF project is an exploration project that includes the Jeronimo Deposit and is located in northern Chile.
(ii)During the second quarter of 2018, the Company entered into an arrangement with Fomento Minero de Santa Cruz S.E. ("FOMICRUZ") pursuant to which, FOMICRUZ is entitled to certain subordinated shares in the legal entity that directly owns Cerro Moro, Estelar Resources Ltd. These subordinated shares entitle FOMICRUZ to a 5% interest in future dividends after the Company's investment in Cerro Moro, which includes construction and development along with acquisition costs, has been recovered in full. As part of the arrangement and as further consideration to the Company, the right to use the land related to the Bahía Laura properties, a significant land package to the west and south west of Cerro Moro, was obtained at an approximate value of $16.0 million.